NATURE OF OPERATIONS	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
NATURE OF OPERATIONS

NOTE 1: NATURE OF OPERATIONS

HUMBL, Inc. (formerly Tesoro Enterprises, Inc.), an Oklahoma corporation (“Company” or “HUMBL”) was incorporated November 12, 2009. The Company was redomiciled on November 30, 2020 to the State of Delaware.

Simultaneously with the November 12, 2009 incorporation, the Company entered into a share exchange agreement with Fashion Floor Covering and Tile, Inc. (“FFC&T), whereby the sole stockholder of FFC&T received 125,000 shares of the Company’s restricted shares of common stock in exchange for all the outstanding shares of FFC&T. FFC&T is a full line (wood, carpet and tile) retail dealer and installer of floor and hard wall covering materials. FFC&T has been in business for over twenty-five years under the same ownership and management.

On December 3, 2020, HUMBL, LLC (“HUMBL LLC”) merged into the Company in what is accounted for as a reverse merger. Under the terms of the Merger Agreement, HUMBL LLC exchanged 100% of their membership interests for 552,029 shares of newly created Series B Preferred Stock. The Series B Preferred shares were issued to the respective members of HUMBL LLC following the approval by FINRA of a one-for-four reverse stock split of the common shares and the increase in the authorized common shares to 7,450,000,000 shares, and 10,000,000 preferred shares.

The FINRA approval for both the increase in the authorized common shares and reverse stock split occurred on February 26, 2021. To assume control of the Company, the former CEO, Henry Boucher assigned his 7,000,000 shares of Series A Preferred Stock as well as 550,000,000 shares of common stock to Brian Foote, the President and CEO of HUMBL LLC for a $40,000 note payable. The Series A Preferred Stock is not convertible into common stock; however, it has voting rights of 10,000 votes per 1 share of stock. After the reverse merger was completed, HUMBL LLC ceased doing business, and all operations were conducted under Tesoro Enterprises, Inc. which later changed their name to HUMBL, Inc. (“HUMBL” or the “Company”).

All share figures and per share amounts have been stated retroactively for the reverse stock split.

On June 3, 2021 we acquired Tickeri, Inc. (“Tickeri”) in a debt and stock transaction totaling $20,000,000 following which Tickeri became a subsidiary of HUMBL. Tickeri is a leading ticketing, live events and box office SaaS platform featuring Latin events and artists throughout the United States, Latin America, and the Caribbean corridor. The purchase price for the stock purchase was $20,000,000 of which we must pay $10,000,000 in our common stock and $10,000,000 was paid through two promissory notes. The shares had a deemed value equal to the volume weighted average price per share of HUMBL common stock on the OTC Markets for the ten consecutive trading days ending with the complete trading day ending two trading days prior to the closing. We issued the two shareholders of Tickeri, Juan Gonzalez and Javier Gonzalez, 4,672,897 shares of our common stock each. We also issued to each of Juan and Javier Gonzalez a secured promissory note in the face amount of $5,000,000. The promissory notes are due and payable on or before December 31, 2022, bear interest at the rate of 5% per annum and are secured by the equity interests of Tickeri. In the event of an uncured default by HUMBL under the promissory note, Juan and Javier Gonzalez have the right to recover the ownership of Tickeri and re-commence the business and operations of Tickeri free and clear of any claims or encumbrances by HUMBL. We intend to limit the integration of Tickeri’s assets with our assets until the promissory notes are paid in full. We agreed to register on Form S-1 within three months from the closing the shares issued to Juan and Javier Gonzalez and have the registration statement declared effective within six months of the closing date. Following the closing, Juan Gonzalez and Javier Gonzalez, entered into employment agreements having a term of 18 months, appointing them CEO of Tickeri and CTO of HUMBL, respectively.

On June 30, 2021, we acquired Monster Creative, LLC (“Monster”). Monster is a Hollywood production studio that specializes in producing movie trailers and other related content. Monster was founded by Doug Brandt and Kevin Childress. Monster will collaborate with HUMBL in the production of NFTs and other digital content. The purchase price for all of the membership interests in Monster was paid through the issuance of one convertible note and one non-convertible note to each of Doug Brandt and Kevin Childress in the aggregate principal amount of $8,000,000. The convertible notes were issued to Doug Brandt (through an entity owned by him) and Kevin Childress in the aggregate principal amount of $7,500,000. The notes convert at the holder’s election at $1.20 per share, bear interest at 5% per annum and are due in 18 months from issuance. We also issued non-convertible notes to Doug Brandt and Kevin Childress in the aggregate amount of $500,000. These notes bear interest at the rate of 5% per annum and are due on the earlier of July 1, 2022 and 30 following the effectives of our registration statement. Doug Brandt and Kevin Childress each entered into employment agreements with Monster having a term of three years. Doug Brandt was appointed as the CEO of Monster and Kevin Childress was appointed as its President and Creative Director.

HUMBL is a Web 3, digital commerce platform that was built to connect consumers, freelancers and merchants in the digital economy. HUMBL provides simple tools and packaging for complex new technologies such as blockchain, in the same way that previous cycles of e-commerce and the cloud were more simply packaged by companies such as Facebook, Apple, Amazon and Netflix over the past several decades.

The goal of HUMBL is to provide ready built tools, and platforms for consumers and merchants to seamlessly participate in the digital economy. HUMBL is built on a patent-pending decentralized technology stack that utilizes both core and partner technologies, to provide faster connections to the digital economy and each other.

HUMBL has three interconnected product verticals:

● HUMBL Pay – A mobile app that allows peers, consumers and merchants to connect in the digital economy;

● HUMBL Marketplace – A mobile marketplace that allows consumers and merchants to connect more seamlessly in the digital economy; and

● HUMBL Financial – Financial products and services, targeted for simplified investing on the blockchain.

HUMBL Pay

HUMBL is developing a mobile application that allows customers to migrate to digital forms of payment, along with services such as maps, ratings, and reviews. The Company is also working rapidly to integrate the use of search, discovery, peer-to-peer cash and ticketing around the world, as these services migrate into digital and blockchain-based modalities. The mobile application is designed to provide functionality to the following groups:

● Individuals - Consumers who want to discover, pay, rate and review experiences digitally vs. paper bills and hardware point-of-sale (“POS”)

● Freelancers - Service providers and gig workers that want to get paid from anywhere they work vs. paper bills and hardware POS; and

● Merchants – Primarily brick and mortar vendors that want to get paid digitally vs. paper bills and hardware POS.

HUMBL Marketplace

Through its online marketplace, HUMBL is developing the capability for merchants to list a wide range of soft goods and digital assets to mid-market audiences, that, where appropriate, incorporate the benefits of blockchain. HUMBL provides merchants with the ability to list and sell goods with greater levels of authentication, by using technologies such as the HUMBL Token Engine and HUMBL Origin Assurance, to improve the merchant’s ability to trade, track and pay for assets.

Through our online marketplace we also allow for the listing of non-fungible tokens (NFTs). NFTs allow entities and individuals such as athletes, celebrities, agencies, artists and companies to monetize their digital images, multimedia content and catalogues on the blockchain. HUMBL provides a marketplace for artists and athletes to connect online in the sale of digital collectibles to fans and collectors and provides a rigorous set of terms and conditions that govern what can and cannot be listed on the marketplace. We currently review all listings to screen for graphic content, potential intellectual property rights violations, and potential securities law violations. The NFT marketplace is operated through a third-party marketplace plug-in (OpenSea), electronic wallet extensions (such as MetaMask), and the Ethereum blockchain. Users participate in the NFT marketplace by linking their digital wallets to our platform and engaging (e.g., buying, selling, bidding) with the NFTs listed on our platform. The services provided by HUMBL are administrative. HUMBL is a platform and does not act as a broker, financial institution, or creditor. We facilitate transactions between the buyer and seller in the auction/sale process but we are not a party to any agreement between the buyer and seller or between any users.

We receive revenue from the NFT marketplace in two ways. First, for some clients HUMBL provides design services to help artists, athletes and entertainers create NFTs to be sold to their fans. In these circumstances HUMBL typically receives a flat fee for providing such services that is paid out of the sales price of the NFT. The size of the fee depends on the scope and complexity of the design services provided. Second, HUMBL receives a transaction fee each time an NFT sells on the NFT marketplace.

The NFT marketplace allows creators to mint NFTs using their own intellectual property and list those NFTs for sale (primary sales) on the marketplace. The NFT marketplace also allows for NFTs to be resold (secondary sales) on the platform, but currently only NFTs that were originally minted on the Company’s NFT Marketplace or are otherwise approved by the Company may be listed for secondary sales on the Marketplace. The Company does not otherwise support or influence the market for the resale of NFTs sold on its platform. Other than requiring creators to attest they own the IP used to create their NFTs and monitoring for obvious copyright violations, the Company does not enforce any rights related to the primary or secondary sales of NFTs. Payment transactions for the purchase and sale of NFTs are made through the use of smart contracts on the Ethereum blockchain. The Company does not handle separate, off-chain payments for NFTs. Tracking and payment of resale royalty fees are accomplished automatically through the use of smart contracts. The Company is not responsible for distributing or managing resale royalty fees.

In September of 2021, HUMBL launched HUMBL Tickets, initially focused on the offering of secondary (resale) tickets to thousands of live events across North America. The inventory listings and ticket fulfillment are provided by Ticket Evolution and HUMBL earns a commission for each sale. In addition to its subsidiary Tickeri, the Company will continue to work with clients to merge the realms of NFTs, event tickets and blockchain authentication.

HUMBL Financial

HUMBL Financial has developed to package step-function technologies such as blockchain into “several clicks” for the customer.

In 2021, HUMBL Financial created BLOCK ETX products to simplify digital asset investing for customers and institutions seeking exposure to a new, 24/7 digital asset class. We have launched this product in 100 countries outside the United States. HUMBL Financial has developed proprietary, multi-factor blockchain indexes, trading algorithms and financial services for the new digital asset trading markets to accommodate index, active and thematic investment strategies. BLOCK ETXs are completely non-custodial, algorithmically driven software services that allow customers to purchase and hold digital assets in pre-set allocations through their own digital asset exchange accounts. BLOCK ETXs are compatible for United States customers who have accounts with Coinbase Pro, Bittrex US or Binance US and for non-US customers who have accounts with Bittrex Global. BLOCK ETXs were served first on the desktop and web version of the HUMBL platform, with the goal of future applications inside the HUMBL mobile application. HUMBL Financial is open to the licensing of the BLOCK ETXs to institutions and exchanges. HUMBL Financial also plans to offer trusted, third-party financial services in areas such as payments, investments, credit card services and lending across the HUMBL platform over time.

In February 2022, the Company elected to suspend offering the BLOCK ETX products pending further legal analysis regarding how to offer the BLOCK ETXs in a fully compliant manner with the evolving laws and regulatory treatment of such novel products. The Company will continue to monitor the regulatory environment with respect to these products. In accordance with ASC 205-20-50-1(a), the timing of the disposal was February 28, 2022. The Company met the criteria for the BLOCK ETX operations to be classified as held for sale at that time.

Going Concern

Liquidity is the ability of a company to generate funds to support its current and future operations, satisfy its obligations, and otherwise operate on an ongoing basis. Significant factors in the management of liquidity are funds generated by operations, levels of accounts receivable and accounts payable and capital expenditures.

We incurred an increasing working capital deficit and accumulated deficit as of December 31, 2021 as we ramped up operations significantly in this period and incurred debt to assist in supporting our operations. As of December 31, 2021, we had $3,493,213 in cash. Between the growth in revenues by fees generated by HUMBL Financial and through sales of merchandise and NFTs in the HUMBL Marketplace, as well as revenue generated through our subsidiaries Tickeri, Inc. and Monster Creative LLC, along with the successful launches of the HUMBL Pay application, HUMBL Financial and HUMBL Tickets in 2021 as well as proceeds received from the exercise of warrants in October 2021, we have sufficient operating cash to continue the development of our core products and services.

We had a working capital deficit of $20,965,419 as of December 31, 2021 as compared to a working capital surplus of $1,560,832 as December 31, 2020, respectively. The decrease in working capital is the result of the incurrence of expenditures related to the commencement of the various segments and the current potion of debt that is due in the next 12 months. The Company believes it has adequate capital resources to meet its cash requirements during the next 12 months as they continue to grow and develop suitable sources of capital. A majority of the Company’s operating expenses (over 70%) are the result of non-cash charges such as impairment of goodwill and stock-based compensation. The actual monthly cash burn of the Company is approximately $1,000,000 per month at this time and as our core products come online, this is likely to decrease as much of this is directly related to our in house and outsourced technology team. The Company has received $2,000,000 in additional warrant exercises and $3,000,000 in related party debt proceeds in the first quarter to date of 2022, however, as a result of the operating losses and working capital deficit, management has determined that there is substantial doubt about the Company’s ability to continue as a going concern.

We expect that the revenue generating operations of the Company will continue to improve the liquidity of the Company moving forward. However, going forward, the effect of the pandemic on the capital markets may limit our ability to raise additional capital on the terms acceptable to us at the time we need it, if at all. The challenges related to remote work and travel restrictions that we as a smaller company have faced in striving to meet our disclosure obligations in a timely manner while taking the steps to protect the health and safety of our employees have impacted, and may continue to further impact, our ability to raise additional capital.

The consolidated financial statements of the Company have been prepared assuming that the Company will continue as a going concern, which contemplates, among other things, the realization of assets and the satisfaction of liabilities in the normal course of business over a reasonable period. The consolidated financial statements of the Company do not include any adjustments that may result from the outcome of the uncertainties.

The Company has made strategic acquisitions in the first few months of 2022 to enhance their core products and their intellectual property. Management believes these acquisitions will result in increased profitability.

The Company plans to raise additional capital through the exercising of their warrants as well as through future debt and equity financings to carry out its business plan. Obtaining additional financing and the successful development of the Company’s segments including their new Blockchain Services group, ultimately, to profitable operations, are necessary for the Company to continue operations.

Impact of COVID-19

The COVID-19 pandemic previously had a profound effect on the U.S. and global economy and may continue to affect the economy and the industries in which we operate, depending on the vaccine rollouts and the emergence of virus mutations.

COVID-19 did not have a material effect on the Consolidated Statements of Operations or the Consolidated Balance Sheets.

Our ability to access the capital markets and maintain existing operations is unknown during the COVID-19 pandemic. Any such limitation on available financing and how we conduct business with our customers and vendors would adversely affect our business.

Because the federal government and some state and local authorities are reacting to the many variants of COVID-19, it is creating uncertainty on whether these actions could disrupt the operation of the Company’s business and have an adverse effect on the Company. The extent to which the COVID-19 outbreak may impact the Company’s results will depend on future developments that are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of the virus and the actions to contain its impact.

The Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) includes, among other things, provisions relating to payroll tax credits and deferrals, net operating loss carryback periods, alternative minimum tax credits and technical corrections to tax depreciation methods for qualified improvement property. The CARES Act also established a Paycheck Protection Program (“PPP”), whereby certain small businesses were eligible for a loan to fund payroll expenses, rent and related costs. The Company received forgiveness of their PPP loans during 2021.

Tickeri Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
NATURE OF OPERATIONS

NOTE 1: NATURE OF OPERATIONS

Tickeri, Inc. (the “Company” or “Tickeri”) is a leading ticketing, live events and box office SaaS platform featuring Latin events and artists throughout the United States, Latin America, and the Caribbean corridor.

The Company, a Delaware corporation was formed on January 2, 2020.

On June 3, 2021 HUMBL, Inc. (“HUMBL”) acquired the Company in a debt and stock transaction totaling $20,000,000 following which Tickeri became a subsidiary of HUMBL The purchase price for the stock purchase was $20,000,000 of which HUMBL must pay $10,000,000 in their common stock and $10,000,000 iss paid through two promissory notes. The shares had a deemed value equal to the volume weighted average price per share of HUMBL common stock on the OTC Markets for the ten consecutive trading days ending with the complete trading day ending two trading days prior to the closing. HUMBL issued the two shareholders of Tickeri, Juan Gonzalez and Javier Gonzalez, 4,672,897 shares of our common stock each. HUMBL also issued to each of Juan and Javier Gonzalez a secured promissory note in the face amount of $5,000,000. The promissory notes are due and payable on or before December 31, 2022, bear interest at the rate of 5% per annum and are secured by the equity interests of Tickeri. In the event of an uncured default by HUMBL under the promissory note, Juan and Javier Gonzalez have the right to recover the ownership of Tickeri and re-commence the business and operations of Tickeri free and clear of any claims or encumbrances by HUMBL. Following the closing, Juan Gonzalez and Javier Gonzalez, entered into employment agreements having a term of 18 months, appointing them CEO of Tickeri and CTO of HUMBL, respectively.

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As shown in the accompanying financial statements, the Company has suffered losses and has not generated significant revenues as of yet as they are still in the very early stages of their business.

The financial statements do not include any adjustments relating to the recoverability and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to generate sufficient cash flow to meet its obligations on a timely basis and ultimately to attain profitability. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Impact of COVID-19

The recent unprecedented events related to COVID-19, the disease caused by the novel coronavirus (SARS-CoV-2), have had significant health, economic, and market impacts and may have short-term and long-term adverse effects on our business that we cannot predict as the global pandemic continues to evolve. The extent and effectiveness of responses by governments and other organizations also cannot be predicted.

Our ability to maintain existing operations has been affected during the COVID-19 pandemic. Going forward any possible adverse effects on the business are uncertain given any possible limitations on how we conduct business with our customers and vendors.

NOTE 1: NATURE OF OPERATIONS

Tickeri, Inc. (the “Company” or “Tickeri”) is a leading ticketing, live events and box office SaaS platform featuring Latin events and artists throughout the United States, Latin America, and the Caribbean corridor.

The Company, a Delaware corporation was formed on January 2, 2020.

On June 3, 2021 HUMBL, Inc. (“HUMBL”) acquired the Company in a debt and stock transaction totaling $20,000,000 following which Tickeri became a subsidiary of HUMBL The purchase price for the stock purchase was $20,000,000 of which HUMBL must pay $10,000,000 in their common stock and $10,000,000 is paid through two promissory notes. The shares had a deemed value equal to the volume weighted average price per share of HUMBL common stock on the OTC Markets for the ten consecutive trading days ending with the complete trading day ending two trading days prior to the closing. HUMBL issued the two shareholders of Tickeri, Juan Gonzalez and Javier Gonzalez, 4,672,897 shares of our common stock each. HUMBL also issued to each of Juan and Javier Gonzalez a secured promissory note in the face amount of $5,000,000. The promissory notes are due and payable on or before December 31, 2022, bear interest at the rate of 5% per annum and are secured by the equity interests of Tickeri. In the event of an uncured default by HUMBL under the promissory note, Juan and Javier Gonzalez have the right to recover the ownership of Tickeri and re-commence the business and operations of Tickeri free and clear of any claims or encumbrances by HUMBL. Following the closing, Juan Gonzalez and Javier Gonzalez, entered into employment agreements having a term of 18 months, appointing them CEO of Tickeri and CTO of HUMBL, respectively.

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As shown in the accompanying financial statements, the Company has suffered losses and has not generated significant revenues as of yet as they are still in the very early stages of their business.

The financial statements do not include any adjustments relating to the recoverability and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to generate sufficient cash flow to meet its obligations on a timely basis and ultimately to attain profitability. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Impact of COVID-19

The recent unprecedented events related to COVID-19, the disease caused by the novel coronavirus (SARS-CoV-2), have had significant health, economic, and market impacts and may have short-term and long-term adverse effects on our business that we cannot predict as the global pandemic continues to evolve. The extent and effectiveness of responses by governments and other organizations also cannot be predicted.

Our ability to maintain existing operations has been affected during the COVID-19 pandemic. Going forward any possible adverse effects on the business are uncertain given any possible limitations on how we conduct business with our customers and vendors.

Monster Creative LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
NATURE OF OPERATIONS

NOTE 1: NATURE OF OPERATIONS

Monster Creative, LLC. (the “Company” or “Monster”) is a Hollywood production studio that specializes in producing movie trailers and other related content.

The Company, a California limited liability corporation was formed on September 18, 2018.

On June 30, 2021, HUMBL, Inc. (“HUMBL”) acquired Monster. Monster was founded by Doug Brandt and Kevin Childress. Monster will collaborate with HUMBL in the production of NFTs and other digital content. The purchase price for all of the membership interests in Monster was paid through the issuance of one convertible note and one non-convertible note to each of Doug Brandt and Kevin Childress in the aggregate principal amount of $8,000,000. The convertible notes were issued to Doug Brandt (through an entity owned by him) and Kevin Childress in the aggregate principal amount of $7,500,000. The notes convert at the holder’s election at $1.20 per share of HUMBL, bear interest at 5% per annum and are due in 18 months from issuance. HUMBL issued non-convertible notes to Doug Brandt and Kevin Childress in the aggregate amount of $500,000. These notes bear interest at the rate of 5% per annum and are due on April 1, 2022. Doug Brandt and Kevin Childress each entered into employment agreements with Monster having a term of three years. Doug Brandt was appointed as the CEO of Monster and Kevin Childress was appointed as its President and Creative Director.

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As shown in the accompanying financial statements, the Company has suffered losses and has not generated significant revenues as of yet as they are still in the very early stages of their business.

The financial statements do not include any adjustments relating to the recoverability and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to generate sufficient cash flow to meet its obligations on a timely basis and ultimately to attain profitability. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Impact of COVID-19

The recent unprecedented events related to COVID-19, the disease caused by the novel coronavirus (SARS-CoV-2), have had significant health, economic, and market impacts and may have short-term and long-term adverse effects on our business that we cannot predict as the global pandemic continues to evolve. The extent and effectiveness of responses by governments and other organizations also cannot be predicted.

Our ability to maintain existing operations has been affected during the COVID-19 pandemic. Going forward any possible adverse effects on the business are uncertain given any possible limitations on how we conduct business with our customers and vendors.

NOTE 1: NATURE OF OPERATIONS

Monster Creative, LLC. (the “Company” or “Monster”) is a Hollywood production studio that specializes in producing movie trailers and other related content.

The Company, a California limited liability corporation was formed on September 18, 2018.

On June 30, 2021, HUMBL, Inc. (“HUMBL”) acquired Monster. Monster was founded by Doug Brandt and Kevin Childress. Monster will collaborate with HUMBL in the production of NFTs and other digital content. The purchase price for all of the membership interests in Monster was paid through the issuance of one convertible note and one non-convertible note to each of Doug Brandt and Kevin Childress in the aggregate principal amount of $8,000,000. The convertible notes were issued to Doug Brandt (through an entity owned by him) and Kevin Childress in the aggregate principal amount of $7,500,000. The notes convert at the holder’s election at $1.20 per share of HUMBL, bear interest at 5% per annum and are due in 18 months from issuance. HUMBL issued non-convertible notes to Doug Brandt and Kevin Childress in the aggregate amount of $500,000. These notes bear interest at the rate of 5% per annum and are due on April 1, 2022. Doug Brandt and Kevin Childress each entered into employment agreements with Monster having a term of three years. Doug Brandt was appointed as the CEO of Monster and Kevin Childress was appointed as its President and Creative Director.

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As shown in the accompanying financial statements, the Company has suffered losses and has not generated significant revenues as of yet as they are still in the very early stages of their business.

The financial statements do not include any adjustments relating to the recoverability and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to generate sufficient cash flow to meet its obligations on a timely basis and ultimately to attain profitability. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Impact of COVID-19

The recent unprecedented events related to COVID-19, the disease caused by the novel coronavirus (SARS-CoV-2), have had significant health, economic, and market impacts and may have short-term and long-term adverse effects on our business that we cannot predict as the global pandemic continues to evolve. The extent and effectiveness of responses by governments and other organizations also cannot be predicted.

Our ability to maintain existing operations has been affected during the COVID-19 pandemic. Going forward any possible adverse effects on the business are uncertain given any possible limitations on how we conduct business with our customers and vendors.